United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Quarter ended 12/31/2011

Item 1. Schedule of Investments

Federated Municipal Ultrashort Fund

Portfolio of Investments

December 31, 2011 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 67.2%
	Alabama – 2.4%
$3,545,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	$3,611,575
2,500,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2012	2,540,100
6,000,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2013	6,368,220
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,321,408
4,095,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2012	4,160,684
3,485,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,698,875
2,025,000	Baldwin County, AL, (Series 2010), 3.00%, 1/1/2012	2,025,162
3,515,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,605,757
2,440,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 4.00%, 7/1/2012	2,478,503
39,675,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (Assured Guaranty Corp. INS), 1.000%, 1/6/2012	39,675,000
4,000,000	Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2012	4,037,520
2,160,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2012	2,170,130
2,250,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2013	2,341,463
	TOTAL	81,034,397
	Alaska – 0.4%
7,125,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	7,626,885
4,000,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2016	4,487,280
	TOTAL	12,114,165
	Arizona – 1.1%
8,000,000	Arizona Health Facilities Authority, Variable Rate Health Facility Revenue Bonds (Series 2009E), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	8,182,400
1,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2012	1,032,580
5,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,477,600
1,840,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2012	1,884,362
1,000,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	1,028,450
2,135,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Refunding Bonds (Series 2009A), 4.00%, 10/1/2012	2,195,741
10,000,000	Coconino County, AZ Pollution Control Corp., PCRBs (Series 1994A), 3.625% TOBs (Arizona Public Service Co.) Mandatory Tender 7/13/2013	10,241,700
2,500,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2009A), 5.00% (Catholic Healthcare West), 7/1/2012	2,550,925
1,000,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2012	1,023,900
1,500,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2013	1,595,085
2,000,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2014	2,194,900
	TOTAL	37,407,643
	Arkansas – 0.5%
15,000,000	Arkansas State, Federal Highway Grant Anticipation & Tax Revenue Refunding Bonds (GO)(Series 2010), 4.00%, 8/1/2012	15,333,300
2,295,000	Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2013	2,391,964
775,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	776,379
	TOTAL	18,501,643
	California – 6.5%
10,415,000	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.90% (Loyola Marymount University), 10/1/2015	10,429,893
1,500,000	California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2012	1,509,780

Principal Amount		Value
$2,650,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.00% (St. Joseph Health System), 7/1/2012	2,691,658
3,865,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	4,053,805
3,800,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,109,890
6,000,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009C), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	6,134,580
11,290,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	11,543,235
10,000,000	California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,949,800
40,250,000	California Municipal Finance Authority, Revenue Bonds, 0.65% TOBs (Republic Services, Inc.), Mandatory Tender 4/2/2012	40,250,000
3,200,000	California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,327,712
36,000,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010A), 1.199% TOBs (Republic Services, Inc.), Mandatory Tender 2/1/2012	36,000,360
8,355,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010B), 0.70% TOBs (Republic Services, Inc.), Mandatory Tender 2/1/2012	8,355,251
7,500,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2012	7,621,200
30,250,000	California State, (Series A-2), 2.00% RANs, 6/26/2012	30,484,437
30,000,000	California State, GO Refunding Bonds, 3.00%, 9/1/2013	31,157,700
2,625,000	California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,883,904
4,000,000	Long Beach CCD, CA, BANs (Series 2010A), 9.85%, 1/15/2013	4,380,960
4,200,000	San Bernardino County, CA Transportation Authority, Sales Tax Revenue Notes (Series 2009A), 4.00%, 5/1/2012	4,252,710
2,000,000	San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2012	2,036,200
	TOTAL	222,173,075
	Colorado – 1.3%
100,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	100,263
4,100,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,565,022
25,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/8/2012	25,968,750
15,430,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.82% TOBs, Mandatory Tender 9/1/2014	15,441,881
	TOTAL	46,075,916
	Connecticut – 1.1%
12,000,000	Connecticut Development Authority, PCR Refunding Bonds (Series 2011B), 1.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 9/3/2013	12,004,560
6,500,000	Connecticut Development Authority, PCR Revenue Bonds (Series 1996A), 1.25% TOBs (Connecticut Light & Power Co.) Mandatory Tender 4/2/2012	6,506,500
1,000,000	Connecticut State Development Authority, PCR Refunding Bonds (Series 1996), 5.75% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	1,003,560
4,020,000	Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,379,187
15,585,000	Connecticut State, UT GO Bonds (Series 2011C), 0.75%, 5/15/2016	15,552,427
	TOTAL	39,446,234
	Delaware – 0.3%
4,000,000	Delaware EDA, PCR Refunding Bonds (Series 2000C), 1.80% TOBs (Delmarva Power and Light Co.), Mandatory Tender 6/1/2012	4,012,400
6,000,000	Delaware EDA, PCR Refunding Bonds (Series 2000C), 2.30% TOBs (Delmarva Power and Light Co.), Mandatory Tender 6/1/2012	6,027,360
	TOTAL	10,039,760
	District of Columbia – 1.1%
10,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.70%, 12/1/2015	10,000,700
11,285,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.85%, 12/1/2017	11,286,467
10,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.70%, 12/1/2015	10,000,700
2,550,000	District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2012	2,578,382

Principal Amount			Value
$3,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,143,490
		TOTAL	37,009,739
		Florida – 3.5%
54,610	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	10,918
5,845,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.85%, 6/1/2013	5,861,308
30,000,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2011A-3), 1.75% (Assured Guaranty Municipal Corp. INS), 6/1/2014	30,105,300
14,000,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2011A), 5.00% (Florida State), 6/1/2014	15,504,160
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,225,610
12,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 0.85%, 10/1/2012	12,028,680
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.20%, 10/1/2014	5,021,550
6,250,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	6,275,625
4,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	4,026,600
15,000,000		Miami-Dade County, FL School Board, COP (Series 2011A), 5.00% TOBs, Mandatory Tender 5/1/2014	16,074,000
5,200,000		Miami-Dade County, FL School Board, COP (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,725,044
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,114,520
10,225,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 0.85%, 1/6/2012	10,225,000
		TOTAL	120,198,315
		Georgia – 1.5%
500,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	539,940
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,103,630
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,087,870
4,000,000		Burke County, GA Development Authority, PCRBs (Series 1995), 2.30% TOBs (Georgia Power Co.) Mandatory Tender 4/1/2014	4,078,160
17,335,000		Burke County, GA Development Authority, PCRBs (Series 2011A), 2.50% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	17,597,279
4,500,000		Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 1.40% TOBs (Waste Management, Inc.) Mandatory Tender 10/1/2014	4,508,460
3,750,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC) Mandatory Tender 6/1/2013	3,772,125
4,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	4,079,840
5,850,000		Gwinnett County, GA Water and Sewer Authority, Revenue Bonds, 5.00% (United States Treasury PRF 8/1/2012@100)/(Original Issue Yield: 5.10%), 8/1/2020	6,008,535
700,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	702,065
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2014	1,076,420
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,108,930
2,300,000		Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2012	2,369,874
1,400,000		Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,486,478
		TOTAL	51,519,606
		Illinois – 2.0%
10,325,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	11,261,271
8,825,000		Chicago, IL, Refunding UT GO Bonds (2005A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2013	9,196,268
4,000,000		Illinois Finance Authority — Solid Waste, 1.125% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2012	4,018,400
4,000,000		Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	4,036,560
1,345,000		Illinois Finance Authority, Revenue Bonds (Series 2010B), 3.00% (Art Institute of Chicago), 7/1/2013	1,347,407
1,260,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2015	1,322,723
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2016	1,055,180
4,530,000		Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	4,809,048
3,650,000		Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2012	3,650,438
4,010,000		Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,165,548

Principal Amount		Value
$12,705,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2015	13,868,778
4,975,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,670,256
2,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2012	2,026,300
3,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2013	3,116,550
	TOTAL	69,544,727
	Indiana – 2.0%
6,025,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2001A-1), 1.50% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	6,100,493
7,525,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Subordinate Credit Group) Mandatory Tender 6/1/2016	8,280,360
2,750,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,801,645
10,000,000	Indiana State EDA, (Series A), 0.85% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2012	10,000,700
12,500,000	Indiana State EDA, (Series B), 0.70% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2012	12,500,875
1,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2013	1,021,350
2,250,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2014	2,314,935
1,500,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 4.00% (Indiana University Health Obligated Group), 3/1/2015	1,592,610
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2012	2,025,640
5,000,000	Indiana State Finance Authority, Second Lien Water Utility Revenue Bonds (Series 2011B), 3.00% (Citizens Energy Group), 10/1/2014	5,178,100
1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,508,970
15,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	16,827,300
	TOTAL	70,152,978
	Iowa – 0.2%
1,500,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2005A), 5.00% (Iowa Health System)/(Assured Guaranty Corp. INS), 2/15/2012	1,508,145
5,000,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2009F), 5.00% TOBs (Iowa Health System), Mandatory Tender 8/15/2012	5,139,400
	TOTAL	6,647,545
	Kansas – 0.1%
180,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.50% (Adventist Health System/Sunbelt Obligated Group), 11/15/2012	184,491
200,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2013	215,482
1,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 4.50% (Via Christi Health System, Inc.), 11/15/2012	1,032,930
2,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,141,440
	TOTAL	3,574,343
	Kentucky – 1.0%
2,500,000	Kentucky EDFA, (Series A), 0.85% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2012	2,500,175
12,500,000	Kentucky EDFA, (Series B), 0.70% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2012	12,500,875
4,685,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2012	4,766,800
15,000,000	Owensboro, KY, GO BANs (Series 2009), 3.25%, 7/1/2012	15,160,500
	TOTAL	34,928,350
	Louisiana – 1.5%
21,490,000	East Baton Rouge Sewerage Commission, Revenue Bonds (Series 2011A), 0.99% TOBs, Mandatory Tender 8/1/2014	21,464,212
15,000,000	Louisiana State Gas & Fuels, Tax Second Lien Revenue Bonds (Series 2009A-1), 0.85%, 5/1/2043	15,021,000
3,250,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-1A), 1.60% TOBs (Loop LLC), Mandatory Tender 10/1/2012	3,266,770

Principal Amount		Value
$10,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.125% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,039,400
	TOTAL	49,791,382
	Maryland – 0.6%
18,830,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.34% TOBs (Johns Hopkins Hospital) 11/15/2016	18,858,810
2,955,000	Maryland State, UT GO Bonds (First Series 2006A), 5.00%, 3/1/2013	3,119,150
	TOTAL	21,977,960
	Massachusetts – 6.4%
5,000,000	Brockton, MA Area Transit Authority, 1.50% RANs, 8/3/2012	5,018,350
10,500,000	Cape Cod, MA Regional Transportation Authority, 1.50% RANs, 7/30/2012	10,541,055
20,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.48%, 2/1/2013	20,010,800
5,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.63%, 2/1/2014	5,003,850
8,000,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.58%, 2/1/2014	8,000,000
3,500,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.76%, 2/1/2015	3,500,000
7,000,000	Essex, MA North Shore Agricultural & Technical School District, 1.50% BANs, 8/31/2012	7,021,560
5,000,000	Lowell, MA Regional Transportation Authority, 1.50% RANs, 8/10/2012	5,024,400
6,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2013	6,257,340
30,000,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011K-3), 0.75% TOBs (Partners Healthcare Systems) Mandatory Tender 1/30/2014	30,000,300
15,000,000	Massachusetts Development Finance Agency, Variable Rate Revenue Bonds (Series 2011N), 0.60% (Williams College, MA), 7/1/2041	15,026,100
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,011,470
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,028,260
3,250,000	Massachusetts HEFA, Revenue Bonds (Series 2008T-1), 4.125% TOBs (Northeastern University), Mandatory Tender 2/16/2012	3,266,510
40,000,000	Massachusetts IFA, (Series 1992B), 0.60% CP (New England Power Co.), Mandatory Tender 2/8/2012	40,000,000
2,000,000	Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2012	2,034,200
11,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	11,299,860
3,854,000	Merrimack Valley Regional Transit Authority, MA, 1.25% RANs, 6/22/2012	3,861,978
6,150,000	Metrowest Regional Transit Authority, MA, 1.50% RANs, 9/27/2012	6,174,784
5,000,000	Montachusett, MA Regional Transit Authority, 1.50% RANs, 8/10/2012	5,012,700
30,000,000	Pioneer Valley, MA Transit Authority, 1.50% RANs, 7/27/2012	30,138,300
	TOTAL	219,231,817
	Michigan – 2.2%
9,500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999 B-4), 3.75% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2012	9,567,735
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2015	2,251,660
6,665,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	6,810,630
8,250,000	Michigan State Strategic Fund, Revenue Bonds, 3.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2013	8,488,673
26,650,000	Michigan Strategic Fund, Adjustable Rate Demand Limited Obligation Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	26,991,653
14,770,000	Michigan Strategic Fund, Variable Rate Limited Obligation Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	15,035,121
7,320,000	Monroe County, MI EDC, Adjustable Rate Demand LT Obligation Refunding Revenue Bonds (Series 1992-CC), 2.35% TOBs (Detroit Edison Co.), Mandatory Tender 4/1/2014	7,469,548
	TOTAL	76,615,020
	Minnesota – 0.5%
2,485,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (Minnesota State GTD), 2/1/2012	2,491,088
2,965,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2013	3,069,131
3,020,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2014	3,212,012

Principal Amount		Value
$1,000,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds (Series 2008), 4.00% (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS), 2/15/2012	1,004,220
1,250,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2010), 3.00% (Gillette Children's Specialty Healthcare), 2/1/2012	1,251,900
6,000,000	Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011), 5.00%, 3/1/2016	6,729,780
	TOTAL	17,758,131
	Mississippi – 0.7%
6,665,000	Mississippi Business Finance Corp., Revenue Bonds (First Series 2010), 2.25% TOBs (Mississippi Power Co.) Mandatory Tender 1/15/2013	6,718,987
4,000,000	Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	4,069,360
3,240,000	Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections)/(United States Treasury PRF), 8/1/2012	3,329,942
1,200,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,233,312
10,000,000	Mississippi State, Refunding UT GO Bonds, 5.50%, 9/1/2012	10,353,900
	TOTAL	25,705,501
	Missouri – 0.3%
4,000,000	Kirkwood, MO IDA, Tax-Exempt Mandatory Paydown Securities-50 (Series 2010C-3), 6.50% (Aberdeen Heights Project), 5/15/2015	4,001,560
580,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2013	599,801
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2014	1,054,430
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2015	1,098,080
2,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,230,840
	TOTAL	8,984,711
	Nebraska – 0.0%
1,170,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,170,152
	Nevada – 0.2%
1,500,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 3.00%, 7/1/2012	1,516,605
1,750,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 4.00%, 7/1/2013	1,822,765
2,350,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,455,679
	TOTAL	5,795,049
	New Hampshire – 0.7%
7,000,000	New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.55% CP (New England Power Co.), Mandatory Tender 1/9/2012	7,000,000
10,000,000	New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.60% CP (New England Power Co.), Mandatory Tender 1/5/2012	9,999,900
5,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,349,000
	TOTAL	22,348,900
	New Jersey – 1.9%
1,500,000	Atlantic County Utilities Authority, NJ, Sewer Revenue Refunding Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 1/15/2012	1,502,850
4,625,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	4,687,160
1,000,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	1,017,340
2,543,257	Hopewell Borough, NJ, 1.50% BANs, 10/12/2012	2,557,575
1,164,000	Millstone Township, NJ, 2.25% BANs, 2/28/2012	1,166,037
3,082,078	Millstone Township, NJ, 2.25% BANs, 9/26/2012	3,095,393
6,854,654	Millstone Township, NJ, 2.50% BANs, 3/15/2012	6,870,420
10,000,000	New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series E), 1.80% (New Jersey State), 2/1/2016	10,087,800

Principal Amount			Value
$1,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 4.00% (Meridian Health System Obligated Group), 7/1/2013	1,039,140
1,250,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2014	1,350,012
1,500,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,648,830
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,237,000
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 4.00% (New Jersey State), 6/15/2013	1,047,870
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2014	1,094,510
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,237,480
12,000,000		Newark, NJ, 3.50% BANs, 12/13/2012	12,087,120
5,985,000		Plainfield, NJ, 1.75% BANs, 9/12/2012	6,010,197
4,309,131		Roselle, NJ, 2.25% BANs, 3/16/2012	4,318,137
		TOTAL	64,054,871
		New Mexico – 0.1%
3,000,000		Farmington, NM, PCRBs (Series 1994C), 2.875% TOBs (Arizona Public Service Co.), Mandatory Tender 10/10/2013	3,050,220
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,026,460
		TOTAL	5,076,680
		New York – 5.9%
11,355,000		Amsterdam, NY, 2.00% BANs, 8/9/2012	11,418,134
2,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2012	2,031,340
2,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,116,280
1,500,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,641,360
5,000,000		Hamburg, NY CSD, (Series2011A), 1.25% BANs, 6/15/2012	5,014,150
10,000,000	[2]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.78% TOBs (MTA Dedicated Tax Fund) Mandatory Tender 11/1/2014	10,020,200
5,830,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2011A), 4.00% (MTA Dedicated Tax Fund), 11/15/2014	6,343,506
17,770,000		Nassau County, NY, (Series 2011A), 2.50% TANs, 9/30/2012	17,950,188
20,000,000		Nassau County, NY, (Series 2011B), 2.50% TANs, 10/31/2012	20,243,000
1,500,000		Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2012	1,521,345
7,325,000		New York City, NY, (Series C-4) ARS (Assured Guaranty Corp. INS), 0.74%, 1/6/2012	7,325,000
5,000,000		New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,266,450
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	14,895,214
10,000,000		New York State Dormitory Authority, Third General Resolution Revenue Bonds (Series 2002B), 5.25% TOBs (State University of New York) Mandatory Tender 5/15/2012	10,178,200
5,000,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	5,051,200
4,175,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 4.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2014	4,489,753
5,000,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2015	5,661,750
20,000,000		New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2013	20,928,000
10,000,000		New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	11,216,200
5,266,704		Newburgh, NY, (Series 2011C), 4.75% BANs, 6/29/2012	5,268,600
20,000,000		Suffolk County, NY, (Series 2012-I), 2.00% TANs, 7/12/2012	20,083,200
10,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2015	11,269,100
2,190,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,535,692
		TOTAL	202,467,862

Principal Amount		Value
	North Carolina – 0.4%
$2,000,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2012	2,088,380
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2012	1,000,130
1,200,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,249,992
2,855,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	3,173,133
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,083,940
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2013	1,061,800
2,000,000	North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,008,360
2,000,000	North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,103,420
	TOTAL	14,769,155
	Ohio – 3.4%
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,013,290
5,000,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	5,478,700
2,020,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.00% TOBs (Franciscan Care Center)/(JPMorgan Chase Bank, N.A. LOC) Optional Tender 3/1/2014	2,024,505
8,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,277,200
25,890,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	25,978,803
12,150,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	12,357,036
2,900,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	2,909,222
3,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,350,190
13,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.40% (University of Dayton), 7/1/2016	13,011,050
4,000,000	Ohio State Water Development Authority, Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2013	4,029,720
1,200,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,200,120
1,750,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,805,825
11,000,000	Ohio Waste Development Authority Solid Waste, 0.70% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2012	11,000,220
5,500,000	Ohio Water Development Authority, PCR Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	5,517,490
3,000,000	Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,033,870
3,910,000	Richland County, OH, (Series C), 2.50% BANs, 1/9/2013	3,930,840
2,500,000	Richland County, OH, (Series D), 2.50% BANs, 1/9/2013	2,513,325
10,565,000	Toledo, OH, 1.875% BANs, 10/25/2012	10,601,132
	TOTAL	118,032,538
	Oklahoma – 0.8%
3,825,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 3.50% (Putnam City Public Schools), 3/1/2012	3,843,590
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,033,400
2,750,000	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 6/2/2014	2,770,707
17,805,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.85%, 1/1/2023	17,654,370
3,315,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,620,079
	TOTAL	28,922,146
	Pennsylvania – 5.0%
13,200,000	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.15% (UPMC Health System), 5/15/2038	13,201,848
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 4.00% (UPMC Health System), 5/15/2012	5,065,250
10,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,573,100
4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,608,904

Principal Amount			Value
$6,970,000		Allegheny County, PA, GO Bonds (Series C-63), 5.00%, 11/1/2012	7,212,835
7,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	7,027,020
10,900,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	11,066,443
7,500,000		Pennsylvania EDFA, (Series 2010A), 0.85% TOBs (Republic Services, Inc.), Mandatory Tender 4/2/2012	7,500,000
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	3,059,190
8,350,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 5.00% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2012	8,493,787
1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,539,165
3,515,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/2/2014	3,596,443
3,035,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,094,759
19,955,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	20,223,195
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,066,650
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2012	3,032,970
7,905,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	8,196,220
12,070,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.15%, 12/1/2014	12,166,801
2,090,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.61%, 6/1/2013	2,087,325
5,000,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.71%, 6/1/2014	4,999,850
8,000,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.45%, 12/1/2013	8,000,080
10,000,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.65%, 12/1/2014	10,003,100
12,680,000		Philadelphia, PA Gas Works, 1998 General Ordinance (Tenth Series), 3.00%, 7/1/2012	12,799,192
2,085,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 1.004% (Guthrie Healthcare System, PA), 12/1/2017	1,920,827
		TOTAL	170,534,954
		Rhode Island – 0.8%
1,535,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 2.00%, 8/1/2013	1,567,895
2,710,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2014	3,002,951
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	5,221,765
6,970,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 4.00%, 8/1/2013	7,338,922
4,460,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2014	4,942,126
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	5,352,736
		TOTAL	27,426,395
		South Carolina – 0.4%
2,000,000		South Carolina Jobs-EDA, EDRBs (Series 2008), 2.875% (Waste Management, Inc.), 2/1/2015	2,009,740
5,950,000	[2]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.85% TOBs (Palmetto Health Alliance) Mandatory Tender 8/1/2013	5,867,355
5,285,000		South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009A), 5.00%, 1/1/2012	5,285,687
		TOTAL	13,162,782
		Tennessee – 0.3%
4,500,000		Lewisburg, TN IDB, Solid Waste Disposal Revenue Bonds (Series 2006), 2.50% (Waste Management, Inc.), 7/1/2012	4,516,155
57,518	[3]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	4,252
125,040	[3]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	9,243
5,585,000		Tennessee State, GO Bonds (Series 2009A), 4.00%, 5/1/2012	5,657,046
		TOTAL	10,186,696
		Texas – 3.1%
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2009A), 4.00%, 11/1/2012	2,056,980
1,540,000		Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Revenue Refunding Bonds (Series 2009A), 4.25%, 2/15/2012	1,547,777

Principal Amount		Value
$4,345,000	Grapevine, TX, Refunding LT GO Bonds (Series 2009), 5.00%, 2/15/2012	4,371,027
3,950,000	Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Bonds (Series 2007), 2.30% TOBs (BP PLC) Mandatory Tender 9/3/2013	4,022,127
1,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,004,030
2,300,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,398,509
3,375,000	Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 1.00%, 1/5/2012	3,375,000
4,600,000	Harris County, TX HFDC, (Series A-4) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.90%, 1/5/2012	4,600,000
1,770,000	Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2014	1,932,681
3,655,000	Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	4,072,913
1,500,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2013	1,602,960
2,000,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2014	2,191,120
2,795,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	3,113,993
1,400,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2013	1,496,096
1,340,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2014	1,468,050
2,600,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,896,738
15,000,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	16,847,700
330,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	349,180
500,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	543,990
1,085,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,201,572
6,655,000	Lubbock, TX HFDC, Variable Rate Refunding Revenue Bonds (Series 2008A), 3.05% TOBs (St. Joseph Health System) Mandatory Tender 10/16/2012	6,752,895
6,700,000	Mission, TX EDC, Revenue Bond, 0.70% TOBs (Republic Services, Inc.), Mandatory Tender 4/2/2012	6,700,000
1,000,000	San Antonio, TX Water System, Junior Lien Revenue Refunding Bonds (Series 2010), 3.00%, 5/15/2012	1,010,430
6,415,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 5.00% (Texas State), 10/1/2012	6,648,698
7,150,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2013	7,737,015
14,060,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010B), 5.00% (Texas State), 10/1/2013	15,214,326
	TOTAL	105,155,807
	Utah – 1.0%
3,300,000	Box Elder County, UT, PCRBs (Series 1984), 1.70% TOBs (Nucor Corp.) Optional Tender 10/1/2012	3,308,349
3,000,000	Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2012	3,070,860
1,400,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,499,876
9,000,000	Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	9,044,460
5,320,000	Utah State, GO Bonds (Series 2009C), 3.00%, 7/1/2012	5,396,182
10,600,000	Utah State, UT GO Bonds (Series 2003A), 5.00%, 7/1/2012	10,858,322
	TOTAL	33,178,049
	Virginia – 2.2%
2,100,000	Caroline County, VA IDA, Public Facility Lease Revenue Bond Anticipation Notes (Series 2011), 4.00%, 8/1/2016	2,125,263
4,800,000	Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,837,488
2,540,000	Fairfax County, VA Sewer Revenue, Revenue Bonds (Series 2009), 5.00%, 7/15/2012	2,606,370
21,200,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 1/18/2012	21,200,000
8,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.) Mandatory Tender 12/1/2014	7,992,720
5,000,000	Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2014	5,119,800
4,935,000	Norfolk, VA, GO BAN (Series 2011A), 3.00%, 1/1/2014	4,998,366
6,580,000	Smyth County, VA, GO Literary Loan Anticipation Notes (Series 2011B), 3.00%, 5/1/2016	6,746,277
1,650,000	Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2012	1,656,897
10,000,000	Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD) Mandatory Tender 10/1/2016	10,086,100

Principal Amount			Value
$2,825,000		Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2006B), 5.00%, 8/1/2012	2,904,806
3,000,000		Virginia State Public School Authority, School Financing Bonds (Series 2009C), 4.00%, 8/1/2012	3,068,280
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,774,525
		TOTAL	77,116,892
		Washington – 1.2%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,310,336
2,155,000		Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2012	2,155,280
12,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	14,022,750
5,000,000	[4,5]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 2.00% TOBs (Waste Management, Inc.) Mandatory Tender 9/2/2014	5,014,100
7,500,000	[4,5]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.00% TOBs (Waste Management, Inc.) Mandatory Tender 9/2/2014	7,521,150
9,335,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2010B), 5.00%, 8/1/2012	9,598,154
		TOTAL	40,621,770
		West Virginia – 1.7%
8,500,000		Mason County, WV, PCRBs (Series L), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2022	8,493,115
5,000,000		West Virginia EDA, PCR Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,254,550
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,320,400
9,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 8/1/2012	9,046,260
1,000,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 3.00% (West Virginia University), 10/1/2012	1,019,270
845,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2013	893,866
375,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	413,528
800,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2014	887,584
700,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	797,531
21,225,000		West Virginia University Board of Governors, University Improvement Variable Rate Revenue Bonds (Series 2011C), 0.75% TOBs (West Virginia University) Mandatory Tender 10/1/2014	21,230,731
		TOTAL	58,356,835
		Wisconsin – 0.8%
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,834,720
500,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 2.50% (Gundersen Lutheran), 10/15/2013	509,980
760,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2014	826,143
4,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Refunding Bonds (2009 Series 1), 5.00%, 7/1/2013	4,269,160
2,000,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,095,280
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,599,080
750,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 4.00%, 7/1/2012	764,392
3,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2014	3,866,170
		TOTAL	27,764,925
		Wyoming – 0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 2.20% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2012	4,200,546
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,293,014,679)	2,310,775,962
		SHORT-TERM MUNICIPALS – 33.3%[6]
		Alabama – 0.2%
6,040,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.97%, 1/5/2012	6,040,000

Principal Amount			Value
$1,165,000		Marshall County, AL, SO School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 1.27%, 1/5/2012	1,165,000
		TOTAL	7,205,000
		Arkansas – 0.4%
7,530,000		Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.31%, 1/5/2012	7,530,000
6,400,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.31%, 1/5/2012	6,400,000
		TOTAL	13,930,000
		Colorado – 0.6%
20,350,000		Southglenn Metropolitan District, CO, (Series 2007) Weekly VRDNs (BNP Paribas SA LOC), 1.48%, 1/5/2012	20,350,000
		Connecticut – 1.1%
38,100,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 2.00%, 1/5/2012	38,100,000
		District Of Columbia – 1.6%
15,400,000		District of Columbia Revenue, (Series 2005) Weekly VRDNs (Georgetown Day School)/(SunTrust Bank LOC), 0.45%, 1/4/2012	15,400,000
28,200,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Population Services International)/(SunTrust Bank LOC), 0.45%, 1/4/2012	28,200,000
10,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.45%, 1/4/2012	10,000,000
		TOTAL	53,600,000
		Florida – 3.6%
9,515,000		Florida Housing Finance Corp., (Series 2007 C) Weekly VRDNs (Pinewood Pointe Apartments)/(Natixis LOC), 1.58%, 1/5/2012	9,515,000
22,135,000		Lakeland, FL, (Series 1999) Weekly VRDNs (Florida Southern College)/(SunTrust Bank LOC), 0.45%, 1/4/2012	22,135,000
9,925,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.45%, 1/4/2012	9,925,000
28,975,000		New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.45%, 1/4/2012	28,975,000
3,250,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.45%, 1/4/2012	3,250,000
2,250,000		Orange County, FL IDA, (Series 2007) Daily VRDNs (Catholic Charities of Central Florida, Inc. and Diocese of Orlando)/(SunTrust Bank LOC), 0.26%, 1/2/2012	2,250,000
46,100,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.42%, 1/5/2012	46,100,000
1,540,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.26%, 1/2/2012	1,540,000
		TOTAL	123,690,000
		Georgia – 2.8%
14,600,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.71%, 1/2/2012	14,600,000
1,000,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.45%, 1/4/2012	1,000,000
12,935,000		Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 1.26%, 1/5/2012	12,935,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 1.31%, 1/5/2012	7,970,000
10,950,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.26%, 1/5/2012	10,950,000
15,505,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 1.21%, 1/5/2012	15,505,000
3,985,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.30%, 1/5/2012	3,985,000
15,930,000	[4,5]	Metropolitan Atlanta Rapid Transit Authority, GA, P-FLOATS (Series PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.30%, 1/5/2012	15,930,000
12,900,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 0.97%, 1/5/2012	12,900,000
		TOTAL	95,775,000

Principal Amount			Value
		Illinois – 0.3%
$10,870,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.40%, 1/5/2012	10,870,000
		Kentucky – 0.4%
15,000,000		Allen County, KY, (Series 2005) Weekly VRDNs (Project C.A.M.P.)/(SunTrust Bank LOC), 0.45%, 1/4/2012	15,000,000
		Louisiana – 2.5%
17,000,000		Ascension Parish, LA IDB, (Series 2011) Weekly VRDNs (Impala Warehousing LLC)/(Natixis LOC), 1.85%, 1/5/2012	17,000,000
9,075,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.97%, 1/5/2012	9,075,000
38,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 1.48%, 1/5/2012	38,500,000
19,950,000		St. Tammany Parish Development District, LA, (Series 2008) Weekly VRDNs (Rooms to Go St. Tammany LLC)/(SunTrust Bank LOC), 0.45%, 1/4/2012	19,950,000
		TOTAL	84,525,000
		Maine – 0.5%
18,500,000		Maine State Housing Authority, (Series 2008H) Daily VRDNs (KBC Bank N.V. LIQ), 0.75%, 1/2/2012	18,500,000
		Maryland – 1.1%
25,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Sheppard Pratt Health System, Inc.)/(SunTrust Bank LOC), 0.45%, 1/5/2012	25,000,000
11,750,000		Montgomery County, MD EDA, (Series 2004) Weekly VRDNs (Sandy Spring Friends School, Inc.)/(SunTrust Bank LOC), 0.45%, 1/4/2012	11,750,000
		TOTAL	36,750,000
		Massachusetts – 0.4%
14,910,000	[4,5]	Commonwealth of Massachusetts, DCL Floater Certificates (Series 2008-042) Daily VRDNs (Dexia Credit Local LIQ), 1.75%, 1/5/2012	14,910,000
		Michigan – 0.2%
7,620,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(BMO Harris Bank, N.A. LOC), 0.66%, 1/5/2012	7,620,000
		Mississippi – 0.5%
14,230,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.97%, 1/5/2012	14,230,000
4,835,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 1.07%, 1/5/2012	4,835,000
		TOTAL	19,065,000
		New Jersey – 0.6%
3,150,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 1/5/2012	3,150,000
8,460,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 1/6/2012	8,460,000
8,460,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 1/6/2012	8,460,000
		TOTAL	20,070,000
		New York – 4.7%
4,000,000		MTA Transportation Revenue, (Series 2002G-1) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.08%, 1/5/2012	4,000,000
73,570,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2001 Series F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.60%, 1/2/2012	73,570,000
18,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.58%, 1/2/2012	18,000,000
7,500,000		New York City, NY, (1994 Series A-5) Daily VRDNs (KBC Bank N.V. LOC), 0.70%, 1/2/2012	7,500,000
10,000,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 1.00%, 1/5/2012	10,000,000
48,800,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2003B) Weekly VRDNs (Dexia Credit Local LIQ), 1.65%, 1/4/2012	48,800,000
		TOTAL	161,870,000
		North Carolina – 0.4%
14,120,000	[4,5]	North Carolina Eastern Municipal Power Agency, P-FLOATS (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.55%, 1/5/2012	14,120,000
		Ohio – 3.1%
25,900,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.50%, 1/4/2012	25,900,000

Principal Amount		Value
$64,505,000	Ohio HFA, Mortgage-Backed Securities Program (Series 2010B) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.80%, 1/4/2012	64,505,000
16,125,000	Ohio HFA, Mortgage-Backed Securities Program (Series 2010C) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.80%, 1/4/2012	16,125,000
	TOTAL	106,530,000
	South Carolina – 0.2%
6,950,000	South Carolina Jobs-EDA, (Series 2005) Weekly VRDNs (Vista Hotels Partners, LLC)/(SunTrust Bank LOC), 0.50%, 1/4/2012	6,950,000
	Tennessee – 1.0%
4,470,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.65%, 1/2/2012	4,470,000
3,200,000	Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/(SunTrust Bank LOC), 0.45%, 1/4/2012	3,200,000
1,700,000	Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.41%, 1/5/2012	1,700,000
9,215,000	McMinn County, TN IDB, (Series 2006) Weekly VRDNs (Tennessee Wesleyan College)/(Regions Bank, Alabama LOC), 0.97%, 1/5/2012	9,215,000
1,800,000	Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.50%, 1/4/2012	1,800,000
2,060,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-4) Daily VRDNs (Sevier County, TN)/(KBC Bank N.V. LOC), 0.65%, 1/2/2012	2,060,000
4,940,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-5) Daily VRDNs (Bradley County, TN)/(KBC Bank N.V. LOC), 0.65%, 1/2/2012	4,940,000
5,500,000	Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 0.45%, 1/4/2012	5,500,000
	TOTAL	32,885,000
	Texas – 3.2%
7,500,000	Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.09%, 1/2/2012	7,500,000
10,100,000	Harris County, TX Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.09%, 1/2/2012	10,100,000
35,000,000	North Texas Higher Education Authority, Inc., (Series 1998) Weekly VRDNs (Bank of America N.A. and Lloyds TSB Bank PLC, London LOC), 0.25%, 1/4/2012	35,000,000
56,400,000	Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.75%, 1/2/2012	56,400,000
	TOTAL	109,000,000
	Vermont – 0.4%
13,800,000	Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.14%, 1/4/2012	13,800,000
	Virginia – 1.9%
16,000,000	Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.45%, 1/4/2012	16,000,000
43,850,000	Alexandria, VA IDA, (Series 2008B) Weekly VRDNs (American Society of Clinical Oncology, Inc.)/(SunTrust Bank LOC), 0.50%, 1/5/2012	43,850,000
5,700,000	Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.26%, 1/2/2012	5,700,000
	TOTAL	65,550,000
	Wisconsin – 1.6%
5,500,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.66%, 1/5/2012	5,500,000
45,000,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 1.50%, 1/5/2012	45,000,000
4,665,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.28%, 1/5/2012	4,665,000
	TOTAL	55,165,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,145,830,000)	1,145,830,000
	TOTAL MUNICIPAL INVESTMENTS — 100.5% (IDENTIFIED COST $3,438,844,679)[7]	3,456,605,962
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[8]	(17,352,788)
	TOTAL NET ASSETS — 100%	$3,439,253,174

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.5% of the portfolio as calculated based upon total market value.

1	Non-income producing security.
2	Floating rate note with current rate shown.
3	Obligor had filed for bankruptcy. On September 3, 2010, a Notice of Sale and Initial Distribution to Bondholders was received and a portion of the bond was redeemed upon subsequent receipt of the proceeds. The market value of the remaining par was adjusted to reflect the expected value of future cash flows.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $57,495,250, which represented 1.7% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2011, these liquid restricted securities amounted to $57,495,250, which represented 1.7% of total net assets.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At December 31, 2011, the cost of investments for federal tax purposes was $3,438,753,636. The net unrealized appreciation of investments for federal tax purposes was $17,852,326. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,561,181 and net unrealized depreciation from investments for those securities having an excess of cost over value of $708,855.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
CCD	— Community College District
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
P-FLOATS	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
SO	— Special Obligation
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 27, 2012